United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   July 31, 2005

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

July 31, 2005

(Unaudited)

Shares

Cost

Value

Common stocks –- 46.5%

Building materials –- 4.0%

Craftmade Intl. (CRFT)

1,200

$22,739

$21,924

Consumer staples –- 4.2%

Unilever NV ADR (UN) **

350

20,101

23,419

Electronics –- 2.8%

Lowrance Electronics, Inc. (LEIX)

650

16,194

15,275

Financial – 5.5%

Federal Agric. Mort. Corp. (AGM)

1,200

20,194

30,551

(Class. C Non-voting)

Food Service Manufacturing –- 5.7%

Middleby Corporation (MIDD) *

450

21,378

31,437

Furniture Manufacturing –- 3.5%

Stanley Furniture (STLY)

670

15,562

19,216

Healthcare products –- 2.9%

Utah Medical Devices (UTMD)

700

13,278

15,932

Motorcycle Manufacturing – 2.9%

Harley Davidson (HDI)

300

14,696

15,957

Steel Production –- 3.6%

POSCO ADR (PKX) **

400

16,860

19,960

Textiles & apparel –- 11.6%

Kenneth Cole Productions (KCP)

550

14,872

16,374

Lakeland Industries (LAKE) *

1,320

19,670

21,318

Timberland (TBL) *

800

    22,536

    26,704

Total Textiles & apparel

    57,078

    64,396

Total common stocks

  218,080

  258,067

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

July 31, 2005

(Unaudited)

U.S. Government –- 26.8%

U.S. Treasury Bills due 8/11/05

50,000

   49,640

   49,640

U.S. Treasury Bills due 8/18/05

25,000

24,823

24,823

U.S. Treasury Bills due 9/15/05

25,000

24,812

24,812

U.S. Treasury Bills due 10/27/05

50,000

   49,577

   49,577

Total U.S. Government

 148,852

 148,852

Certificates of deposit –- 14.6%

1st Service Bank CD 3.44% (no penalty withdrawal)

  80,876

  80,876

Total investments –- 88.0

447,808

487,795

Other assets in excess of liabilities –- 12.0%

    66,750

    66,750

Net assets –- 100%

$514,558

$554,545

* Non-income producing (does not normally pay dividends).

** ADR (American Depository Receipt).   Unilever NV is based in the Netherlands.  POSCO is based in South Korea.  All other common stock holdings are U.S. companies.

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

September 14, 2005